Cash Equivalents and Marketable Securities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Equivalents And Marketable Securities [Line Items]
Debt Securities, Available-For-Sale, Accrued Interest, After Allowance For Credit Loss, Statement Of Financial Position, Extensible List, Not Disclosed Flag	Accrued interest receivable on available-for-sale debt securities
Unrealized gains or losses on marketable securities	$ 300
Realized gains or losses on marketable securities	0	$ 0
Accrued interest receivable on available-for-sale debt securities	900	100
US Government Agencies Debt Securities
Cash Equivalents And Marketable Securities [Line Items]
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0